NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to ordinary shareholders	$ (742,001)	$ (723,921)	$ (110,531)
Accretion of Redeemable Convertible Preferred Shares	(15,121)	(910)
Net loss available to ordinary shareholders	$ (757,122)	$ (724,831)	$ (110,531)
Denominator:
Weighted average number of ordinary shares, basic (in shares)	474,621,603	475,805,054	334,127,181
Weighted average number of ordinary shares, diluted (in shares)	474,621,603	475,805,054	334,127,181
Net loss per ordinary share attributable to ordinary shareholders - Basic (in dollars per share)	$ (1.60)	$ (1.52)	$ (0.33)
Net loss per ordinary share attributable to ordinary shareholders - Diluted (in dollars per share)	$ (1.60)	$ (1.52)	$ (0.33)